Acquisition of businesses	6 Months Ended
Jun. 30, 2023
Disclosure of acquisition of businesses [abstract]
Disclosure of business combinations [text block]
7. Acquisitions of businesses
Fair value of assets and liabilities arising from acquisitions of businesses:
(USD millions)	H1 2023	H1 2022

Property, plant and equipment		13

Right-of-use assets		12

Acquired research and development		1 223

Deferred tax assets		53

Other current assets		5

Cash and cash equivalents		89

Deferred tax liabilities		-303

Current and non-current lease liabilities		-12

Trade payables and other liabilities		-68

Net identifiable assets acquired	0	1 012

Acquired cash and cash equivalents		-89

Goodwill		163

Net assets recognized as a result of acquisitions of businesses	0	1 086

Note 3 details significant acquisitions of businesses. There were no significant acquisitions of businesses in the first half of 2023. In the first half of 2022, there was the acquisition of Gyroscope. The goodwill arising out of the Gyroscope acquisition was mainly attributable to the accounting for deferred tax liabilities on acquired assets and the assembled workforce. None of the goodwill arisen in the first half of 2022 was tax deductible.